Form 13F












Reporting Manager: BNP Paribas












Quarter Ending: December 31th, 2001

























Item 1
Item 2
Item 3
 Item 4
Item 5

Item 6
Item 7
Item 8

Item 9

























Voting Authority
















Title of
Cusip
 Value
Shares /
Sh
Put /
Invstmt
Other
Sole
Shared
None

Name of Issuer
Class
Number
 (x $1000)
Prn Amt
Prn
Call
Dscrtn
Managers
(A)
(B)
(C)

Notice Filing